Leases - Additional information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Presentation Of Leases For Lessee [Line Items]
Contractual capital commitments	£ 14	£ 8
Finance lease receivable increased (decreased)	£ (17)	£ (21)